Note 8 - Production Costs	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
8	Production costs

	2017	2016	2015

Salaries and wages	13,440	12,206	11,908
Cash-settled share-based payments (note 23.2)	311	-	-
Consumable materials	18,617	16,291	14,479
Site restoration	58	32	-
Pre-feasibility exploration cost	410	408	380
Safety	323	221	551
On mine administration	3,004	2,898	2,701
Other production cost	17	30	-
Total	36,180	32,086	30,019